Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 38,448	$ 33,503	$ 91,679
Receivables, net of allowance for doubtful accounts	164,747	147,436	141,166
Prepaid expenses	55,428	39,514	40,046
Deferred income tax assets	10,783	9,812	9,241
Other current assets	27,706	26,360	27,277
Total current assets	297,112	256,625	309,409
Property, plant and equipment	2,911,267	2,860,592	2,796,935
Less accumulated depreciation and amortization	(1,765,716)	(1,666,975)	(1,539,484)
Net property, plant and equipment	1,145,551	1,193,617	1,257,451
Goodwill	1,435,111	1,426,848	1,426,135
Intangible assets, net	437,552	476,880	569,723
Deferred financing costs, net of accumulated amortization	37,127	34,409	43,170
Other assets	40,741	38,974	43,073
Total assets	3,393,194	3,427,353	3,648,961
Current liabilities:
Trade accounts payable	13,353	12,663	13,208
Current maturities of long-term debt	35,653	17,310	5,694
Accrued expenses	100,024	94,654	96,542
Deferred income	47,246	36,717	38,136
Total current liabilities	196,276	161,344	153,580
Long-term debt	2,039,955	2,141,218	2,403,446
Deferred income tax liabilities	95,385	92,317	87,234
Asset retirement obligation	185,841	180,662	173,673
Other liabilities	14,806	12,814	12,505
Total liabilities	2,532,263	2,588,355	2,830,438
Stockholders' equity:
Additional paid-in capital	2,425,347	2,405,679	2,389,125
Accumulated comprehensive income	6,374	5,326	6,110
Accumulated deficit	(681,270)	(683,599)	(691,784)
Cost of shares held in treasury	(889,631)	(888,518)	(885,037)
Stockholders' equity	860,931	838,998	818,523
Total liabilities and stockholders' equity	3,393,194	3,427,353	3,648,961
Series AA Preferred Stock
Stockholders' equity:
Preferred stock, value
Preferred Class A
Stockholders' equity:
Preferred stock, value
Common Class A
Stockholders' equity:
Common stock, value	96	95	94
Common Class B
Stockholders' equity:
Common stock, value	15	15	15
LAMAR MEDIA CORP
Current assets:
Cash and cash equivalents	37,948	33,377	88,565
Receivables, net of allowance for doubtful accounts	164,747	147,436	141,166
Prepaid expenses	55,428	39,514	40,046
Deferred income tax assets	10,783	9,812	9,241
Other current assets	27,925	26,578	20,391
Total current assets	296,831	256,717	299,409
Property, plant and equipment	2,911,267	2,860,592	2,796,935
Less accumulated depreciation and amortization	(1,765,716)	(1,666,975)	(1,539,484)
Net property, plant and equipment	1,145,551	1,193,617	1,257,451
Goodwill	1,424,959	1,416,696	1,415,983
Intangible assets, net	437,069	476,376	569,189
Deferred financing costs, net of accumulated amortization	35,174	32,455	41,218
Other assets	35,456	33,689	37,787
Total assets	3,375,040	3,409,550	3,621,037
Current liabilities:
Trade accounts payable	13,353	12,663	13,208
Current maturities of long-term debt	35,653	17,310	5,694
Accrued expenses	97,788	93,315	85,803
Deferred income	47,246	36,717	38,136
Total current liabilities	194,040	160,005	142,841
Long-term debt	2,039,955	2,141,218	2,403,446
Deferred income tax liabilities	128,652	125,462	120,083
Asset retirement obligation	185,841	180,662	173,673
Other liabilities	14,808	12,814	12,505
Total liabilities	2,563,296	2,620,161	2,852,548
Stockholders' equity:
Additional paid-in capital	2,598,986	2,579,318	2,562,765
Accumulated comprehensive income	6,374	5,326	6,110
Accumulated deficit	(1,793,616)	(1,795,255)	(1,800,386)
Stockholders' equity	811,744	789,389	768,489
Total liabilities and stockholders' equity	$ 3,375,040	$ 3,409,550	$ 3,621,037